Interest and Finance Costs, net (Details Narrative) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2026	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)
Offsetting Assets [Line Items]
Interest Costs Incurred	$ 25,787	$ 26,073	$ 51,463	$ 52,064
Interest Costs Capitalized Adjustment	2,837	3,128	5,717	5,672
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	878	(998)	1,368	(1,284)
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	(878)	998	(1,368)	1,284
Debt extinguishment guidance of ASC 470-50 [Member]
Offsetting Assets [Line Items]
Deferred Debt Issuance Cost, Writeoff	100		296
Interest Rate Swap [Member]
Offsetting Assets [Line Items]
Amortization of deferred gain on termination of hedging interest rate swaps	$ 424	225	$ 647	733
Number of Interest Rate Derivatives Held	8		8
Derivative, Notional Amount	$ 399,776		$ 399,776
Derivative, Description of Terms			from September 2026 through March 2028
Derivative, Fixed Interest Rate	3.13%		3.13%
Line of Credit Facility, Interest Rate Description			three-month SOFR and six-month SOFR
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Description of Interest Rate Derivative Activities			In 2022, the Company discontinued ten of its cash flow hedge interest rate swaps through early termination agreements. The Company considered the forecasted transactions as still probable for seven of those interest rate swaps
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Fair Value Hedge Assets	$ 1,167		$ 1,167
Fair Value Hedge Liabilities							$ 201
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	878	(998)	1,368	(1,284)
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	(878)	998	$ (1,368)	1,284
Bunker Swap 2026 EUAs Swap [Member]
Offsetting Assets [Line Items]
bunker and EUAs emission agreements					eight bunker agreements and eight EUAs swap agreements		six bunker agreements and one EUAs swap agreement
Bunker Swap 2026 EUAs Swap [Member] | Not Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Derivative, Description of Terms			between July 2026 through August 2027
Fair Value Hedge Assets	$ 935		$ 935
Fair Value Hedge Liabilities							$ 963
bunker and EUAs emission agreements	five bunker swap agreements and seven other commodities swap agreements		five bunker swap agreements and seven other commodities swap agreements
Derivative, Description of Hedged Item			to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels and the European Union Allowances (“EUAs”) exposure
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	$ (1,898)	449	$ (1,898)	449		$ 638		$ 408
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	1,898	(449)	1,898	(449)		$ (638)		$ (408)
Net proceeds from hedge financing activities	$ 538		$ 481	$ 73
Payments for Hedge, Financing Activities		$ 56